AIRCRAFT - Owned and Leased - Aircraft fleet (Details) $ in Thousands	1 Months Ended			3 Months Ended			9 Months Ended	12 Months Ended
	Jan. 31, 2020 aircraft	Dec. 31, 2019 USD ($) aircraft	Feb. 28, 2019 aircraft	Mar. 31, 2021 USD ($) aircraft	Mar. 31, 2020 USD ($) aircraft	Apr. 10, 2018 USD ($)	Dec. 31, 2018 USD ($) aircraft	Dec. 31, 2020 USD ($) aircraft	Dec. 31, 2019 USD ($) aircraft
AIRCRAFT - Owned and Leased
Balance at beginning of period	31			43	31			31
Additions				5				21
Removals				(5)				(9)
Balance at end of period		31		43				43	31
Number of aircrafts previously under operating leases				5				2
Amortization expense | $						$ 119	$ 4,475	$ 11,948	$ 13,104
Passenger
AIRCRAFT - Owned and Leased
Balance at beginning of period	31			31	31			31	30
Additions				5	3			9	9
Removals				(5)	(2)			(9)	(8)
Balance at end of period		31		31	32		30	31	31
Number of aircrafts previously under operating leases				5	3
Number of new aircrafts purchased								2
Number of aircrafts refinanced	3
Passenger | Owned
AIRCRAFT - Owned and Leased
Balance at beginning of period	5			14	5			5	3
Additions				5	3			9	2
Balance at end of period		5		19	8		3	14	5
Number of new aircrafts purchased					2
Accumulated depreciation on owned assets | $		$ 21,030		$ 57,950				$ 52,048	$ 21,030
Depreciation expense | $				$ 8,800	$ 5,121	2,315	$ 6,731	$ 31,657	$ 17,347
Passenger | Finance leases
AIRCRAFT - Owned and Leased
Balance at beginning of period	10			5	10			10	5
Additions									5
Removals								(5)
Balance at end of period		10		5	10		5	5	10
Accumulated amortization on finance lease assets | $		$ 6,698		$ 18,517				$ 13,018	$ 6,698
Amortization expense | $				$ 2,692	$ 4,290	$ 119	$ 4,476	$ 11,948	$ 13,104
Passenger | Operating leases
AIRCRAFT - Owned and Leased
Balance at beginning of period	14			12	14			14	19
Removals				(5)	(1)			(2)	(5)
Balance at end of period		14		7	13		19	12	14
Number of aircrafts previously under operating leases			1	5	1
Passenger | Seasonal leases
AIRCRAFT - Owned and Leased
Balance at beginning of period	2				2			2	3
Additions									2
Removals					(1)			(2)	(3)
Balance at end of period		2			1		3		2
Cargo | Aircraft Operated for Amazon
AIRCRAFT - Owned and Leased
Balance at beginning of period				12
Additions								12
Balance at end of period				12				12
Notes payable under the Company's 2019-1 EETC agreement
AIRCRAFT - Owned and Leased
Additions		1			2